SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at beginning	314,491	651,897	1,432,454
Number of Options, Granted	0	0	0
Number of Options, Exercised	(85,242)	(337,406)	(780,557)
Number of Options, Forfeited and expired	0	0	0
Number of Options, Outstanding	229,249	314,491	651,897	1,432,454
Number of Options, Vested	229,249
Number of Options, Exercisable	229,249
Weighted Average Exercise Price, Outstanding at beginning	$ 10.32	$ 10.44	$ 10.16
Weighted Average Exercise Price, Granted	0		0
Weighted Average Exercise Price, Exercised	10.18	10.55	9.92
Weighted Average Exercise Price, Forfeited and expired	0	0	0
Weighted Average Exercise Price, Outstanding	10.37	$ 10.32	$ 10.44	$ 10.16
Weighted Average Exercise Price, Vested	10.37
Weighted Average Exercise Price, Exercisable	$ 10.37
Weighted Average Remaining Contractual Term in Years, Outstanding	2 years 7 months 10 days	3 years 10 months 2 days	5 years 2 months 26 days	6 years 6 months 11 days
Weighted Average Remaining Contractual Term in Years, Vested	2 years 7 months 10 days
Weighted Average Remaining Contractual Term in Years, Exercisable	2 years 7 months 10 days
Aggregate Intrinsic Value, Outstanding at beginning	$ 30,568,083	$ 86,064,461	$ 81,753,119
Aggregate Intrinsic Value, Exercised	(7,868,258)	(35,180,367)	(68,089,712)
Aggregate Intrinsic Value, Outstanding	15,168,276	$ 30,568,083	$ 86,064,461	$ 81,753,119
Aggregate Intrinsic Value, Vested	15,168,276
Aggregate Intrinsic Value, Exercisable	$ 15,168,276